As filed with the Securities and Exchange Commission on June 11, 1998


                        Securities Act Registration No. 333-51431
                 Investment Company Act Registration No. 811-8769

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.  1

                      Post-Effective Amendment No. __

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No.  1

                       BADGLEY FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)

      1420 Fifth Avenue
          Suite 4400                           98101
     Seattle, Washington                     (Zip Code)
(Address of Principal Executiv
e Offices)

 Registrant's Telephone Number, including Area Code: (206) 623-
                              6172

                        Otis P. Heald III
                 Badgley, Phelps and Bell, Inc.
                  1420 Fifth Avenue, Suite 4400
                    Seattle, Washington 98101
             (Name and Address of Agent for Service)

                           Copies to:

                        Scott A. Moehrke
                      Godfrey & Kahn, S.C.
                     780 North Water Street
                   Milwaukee, Wisconsin  53202

Approximate  date  of  proposed  public  offering:   As  soon  as
practicable after the Registration Statement becomes effective.

In accordance with Rule 24f-2 under the Investment Company Act of
1940, Registrant declares that an indefinite number of shares of its common stock, $.01 par value, is being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                      CROSS REFERENCE SHEET


     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                       Caption or Subheading in
                                       Prospectus or Statement
     Item No. on Form N-1A            of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Investor Expenses;
                                          Highlights

  3.   Condensed Financial                *
       Information

  4.   General Description of             Investment Objectives and
       Registrant                         Policies; Implementation
                                          of Policies and Risks;
                                          Fundamental Investment
                                          Restrictions; Fund
                                          Organization and
                                          Management

  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *


  6.   Capital Stock and Other            Highlights; Fund
       Securities                         Organization and
                                          Management; Dividends,
                                          Capital Gains
                                          Distributions and Tax
                                          Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; How to
                                          Purchase Shares; Exchange
                                          Privilege; Determination
                                          of Net Asset Value;
                                          Distribution and
                                          Shareholder Servicing
                                          Plan

  8.   Redemption or Repurchase           How to Redeem Shares;
                                          Exchange Privilege;
                                          Determination of Net
                                          Asset Value

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL
INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents                  Table of Contents

  12.  General Information and            *
       History

  13.  Investment Objectives and          Investment Restrictions;
       Policies                           Investment Policies and
                                          Techniques; Fund
                                          Transactions and
                                          Brokerage

  14.  Management of the Fund             Directors and Officers;
                                          Investment Adviser

  15.  Control Persons and Principal      Principal Shareholders;
       Holders of Securities              Directors and Officers

  16.  Investment Advisory and            Investment Adviser; Fund
       Other Services                     Organization and
                                          Management (in
                                          Prospectus); Distributor
                                          and Plan of Distribution;
                                          Custodian; Transfer Agent
                                          and Dividend-Disbursing
                                          Agent; Independent
                                          Accountants

  17.  Brokerage Allocation and           Fund Transactions and
       Other Practices                    Brokerage

  18.  Capital Stock and Other            Included in Prospectus
       Securities                         under the heading Fund
                                          Organization and
                                          Management

  19.  Purchase, Redemption and           Included in Prospectus
       Pricing of Securities Being        under the headings How to
       Offered                            Purchase Shares; How to
                                          Redeem Shares; Exchange
                                          Privilege; Determination
                                          of Net Asset Value; and
                                          in the Statement of
                                          Additional Information
                                          under the heading
                                          Distributor and Plan of
                                          Distribution

  20.  Tax Status                         Included in Prospectus
                                          under the heading
                                          Dividends, Capital Gains
                                          Distributions and Tax
                                          Treatment; and in the
                                          Statement of Additional
                                          Information under the
                                          heading Taxes

  21.  Underwriters                       Distributor and Plan of
                                          Distribution

  22.  Calculations of                    Performance Information
       Performance Data

  23.  Financial Statements               Financial Statements


________________________

*  Answer negative or inapplicable.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE
SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS
TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

           Subject to completion, dated June 11, 1998

Prospectus
dated    , 1998



                       BADGLEY FUNDS, INC.

                          P.O. Box 701
                Milwaukee, Wisconsin  53201-0701
                          1-877-BADGLEY

     BADGLEY FUNDS, INC. (the "Corporation") is an open-end, diversified, management investment company, commonly referred to as a mutual fund. The Corporation is currently comprised of two diversified series or portfolios, including the Badgley Growth Fund (the "Growth Fund") and the Badgley Balanced Fund (the "Balanced Fund") (collectively referred to as the "Funds").

     The Growth Fund's investment objective is to seek long-term capital appreciation. The Growth Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities consisting primarily of common stocks. The Balanced Fund's investment objective is to seek long-term capital appreciation and income. The Balanced Fund seeks to achieve its investment objective primarily through investments in equity securities, principally common stocks, and through investments in investment grade bonds and other fixed income securities. Each Fund seeks to identify common stocks of companies with long-term growth potential and hold such securities for an extended period, which has the advantage of lower portfolio turnover and capital gains distributions.

     This  Prospectus  contains information you  should  consider before  you invest in one or more of the Funds.  Please  read  it carefully and keep it for future reference. A Statement of Additional Information (the "SAI") for the Funds, dated June ____, 1998, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission (the "SEC"). The SAI, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.

                      ____________________

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS
                                                         Page No.
INVESTOR EXPENSES                                               1

HIGHLIGHTS                                                      2

INVESTMENT OBJECTIVES AND POLICIES                              3

IMPLEMENTATION OF POLICIES AND RISKS                            5

FUNDAMENTAL INVESTMENT RESTRICTIONS                             8

PRIOR PERFORMANCE OF THE ADVISER                                9

FUND ORGANIZATION AND MANAGEMENT                               12

HOW TO PURCHASE SHARES                                         14

HOW TO REDEEM SHARES                                           16

EXCHANGE PRIVILEGE                                             17

DETERMINATION OF NET ASSET VALUE                               18

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    19

INDIVIDUAL RETIREMENT ACCOUNTS                                 19

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       21

YEAR 2000 ISSUE                                                21

FUND PERFORMANCE                                               22



      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                        INVESTOR EXPENSES

     The following information is provided in order to help you understand the various costs and expenses that you, as an investor in one or more of the Funds, will bear directly or indirectly.

               Shareholder Transaction Expenses(1)

  Sales Load Imposed on Purchases                       None
  Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load Imposed on Redemptions            None
  Redemption Fees                                       None
  Exchange Fees                                         None

                 Annual Fund Operating Expenses
                (after waivers or reimbursements)
             (as a percentage of average net assets)


                                  Fund

                         Growth         Balanced

Management Fees(2)       1.00%            0.90%
Rule 12b-1 Fees(3)       0.25             0.25
Other Expenses(2)        0.25             0.15
Total Operating          1.50%            1.30%
Expenses(2)

____________

(1)In  addition  to these expenses, shareholders  who  choose  to
   redeem  shares by wire may be charged a $12 service fee.   See
   "How to Redeem Shares."

 (2)     "Other  Expenses" have been estimated  for  the  current
   fiscal year since the Funds did not begin operations until June ____, 1998. For the fiscal year ending June 30, 1999, the Funds' investment adviser, Badgley, Phelps and Bell, Inc. (the "Adviser"), has agreed to waive its management fee and/or reimburse each Fund's respective other expenses to the extent necessary to ensure that (i) the total operating expenses (on an annual basis) for the Growth Fund do not exceed 1.50% of its average net assets and (ii) the total operating expenses (on an annual basis) of the Balanced Fund do not exceed 1.30% of its average net assets. After such date, the total operating expense limitations may be terminated or revised at any time. Absent these limitations, other expenses and total operating expenses for the Growth Fund are expected to be 1.13% and 2.38%, respectively, and other expenses and total operating expenses for the Balanced Fund are expected to be 1.14% and 2.29%, respectively. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For additional information concerning fees and expenses, see "Fund Organization and Management."


(3)See "Distribution and Shareholder Servicing Plan" for detailed information relating to the Rule 12b-1 distribution and shareholder servicing plan (the "Plan"). Consistent with the National Association of Securities Dealers, Inc.'s (the "NASD") rules, Rule 12b-1 fees could cause long-term investors of a Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

                             Example

     You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

       Fund               1 Year      3 Years

       Growth              $15          $47
       Balanced            $13          $41

     The Example is based on each Fund's "Total Operating Expenses" described in the table above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

                           HIGHLIGHTS

What are the investment objectives and policies of each of the Funds?

     Each Fund has different investment objectives and policies. The Growth Fund seeks to provide long-term capital appreciation. The Balanced Fund seeks to provide long-term capital appreciation and income (i.e., risk-adjusted total return). The investment policies of each Fund are described under "Investment Objectives and Policies."

     Each Fund seeks to identify common stocks of companies with long-term growth potential and hold such securities for an extended period, which has the advantage of lower portfolio turnover and capital gains distributions.

What types of companies/securities will the Funds invest?

     The Adviser intends to invest primarily in companies with medium-to-large market capitalizations. The Growth Fund primarily invests in common stocks. The Balanced Fund primarily invests in common stocks and investment grade bonds and other fixed income securities. Each Fund seeks to identify common stocks of companies with the potential to grow revenues, earnings and dividends in excess of the S&P 500 over a three to five-year time period. The Adviser generally purchases common stocks with a longer-term investment horizon, which has the advantage of lower portfolio turnover and capital gains distributions. Each Fund may, subject to certain limitations, also invest in foreign securities, repurchase agreements and illiquid securities.

     Under normal circumstances, the Funds will be fully invested (the Growth Fund, in equity securities and the Balanced Fund, in equity securities and investment grade bonds and other fixed income securities), except that a limited portion of the assets of the Funds (generally not to exceed 15%) may be held in short-term money market securities and cash pending investment or to pay redemption requests and expenses of the Funds. See "Implementation of Policies and Risks."

What are the potential risks of investing in the Funds?

     The Funds are suitable for long-term investors only and are not designed as a short-term investment. The share price of each Fund is expected to fluctuate and may, at redemption, be worth more or less than the initial purchase price. Investors in either Fund may be exposed, to a greater or lesser extent depending on the Fund and the allocation of Fund assets among investments, to market risks associated with investments in common stocks and, for the Balanced Fund, of investment-grade bonds and other fixed income securities. Market risks associated with common stocks include the possibility that stock prices in general will decline over short or even extended periods. This risk is in addition to the risks inherent in individual stock selections. Market risks associated with bonds and other fixed income investments include the possibility that bond prices in general will decline when interest rates increase even though such securities are rated investment grade. While bonds and other fixed income securities normally fluctuate less in price than common stocks, an increase in interest rates will generally cause a decline in prices of these securities. In addition to market risks associated with bonds and other fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer.

     Other risks associated with investment in the Funds include:

       Opportunity Risk: An investment opportunity may be missed because the assets necessary to take advantage of it are tied up in less advantageous investments.

       Management Risk: A strategy used by the Adviser may fail to produce the intended result.

       Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and price that the Funds seek.

     See "Implementation of Policies and Risks."

Who will be managing my investment?

     Badgley, Phelps and Bell, Inc. (the "Adviser") serves as investment adviser to the Funds. The Adviser has been serving clients since 1966 and, as of March 31, 1998, managed approximately $1.3 billion for individual and institutional clients. See "Prior Performance of the Adviser" and "Fund Organization and Management."

What are the procedures for purchasing and redeeming shares?

     Shares of each Fund are offered at net asset value per share. Shares of each Fund are sold without an initial sales charge. See "How to Purchase Shares" for more details. In addition, the Funds have adopted a distribution plan under Rule
12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), which authorizes each Fund to pay a distribution fee of up to 0.25% per annum of its average daily net assets. The actual dollar amount of distribution fees paid in current and future years will depend on the amount of a Fund's assets that become subject to such fees. See "Distribution and Shareholder Servicing Plan."

     The minimum initial investment required by each Fund is $25,000. The minimum subsequent investment is $1,000. The minimum initial investment for investors using the Automatic Investment Plan is $10,000 with a minimum monthly investment of $250. These minimums may be changed or waived at any time by the Funds. See "How to Purchase Shares."

     Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the payment of any redemption charges. See "How to Redeem Shares."

What is the policy regarding dividends and other distributions?

     The policy of each Fund is to distribute substantially all net realized capital gains annually. Also, it is the policy of the Balanced Fund to pay quarterly dividends from net investment income. See "Dividends, Capital Gains Distributions and Tax Treatment."

Who should I contact if I have questions?

     General inquiries regarding the Funds can be directed to either your investment professional or the Funds at the address and telephone number on the front page of this Prospectus.

               INVESTMENT OBJECTIVES AND POLICIES

     The descriptions that follow are designed to help you choose the Fund that best fits your investment objective. The investment objective of each Fund is discussed below in connection with the Fund's investment policies. Because of the risks inherent in investments in common stocks, bonds and other fixed income securities, there can be no assurance that  a  Fund
will meet its investment objective or that shares in a Fund will be worth more than the original purchase price. The investment objectives presented below may not be changed without shareholder approval. Other investment restrictions which may not be changed without shareholder approval are discussed below under "Fundamental Investment Restrictions" and in the SAI.

Growth Fund

     The Growth Fund's investment objective is to seek long-term capital appreciation. The Growth Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities of companies with medium to large capitalizations (i.e., companies with market capitalizations of $2.0 billion or more).

     The Growth Fund is designed for investors seeking long-term capital appreciation, who can tolerate the fluctuations in portfolio value and other risks that accompany investments in common stocks and other equity-type securities. Under normal market conditions, the Growth Fund expects to be fully invested in equity securities, consisting primarily of common stocks.

     The Growth Fund will focus on equity securities of companies that the Adviser believes have superior growth prospects relative to the S&P 500. In identifying equity securities for the Growth Fund, the Adviser will generally evaluate the fundamental prospects for each company using both internal and external research. In compiling its internal research, the Adviser uses a number of research sources, including industry resources, company managements and other institutional providers. In the research process, the Adviser reviews certain fundamental attributes that it believes a "buy" candidate should possess including (i) consistent and predictable growth characteristics (revenues, earnings and dividends); (ii) low financial risk which includes low debt and lease obligations and strong cash flow; (iii) market dominance; (iv) significant barriers to entry; (v) strong management; and (vi) the Adviser's understanding of the business. Finally, the Adviser values companies by considering the relationship between the earnings per share growth rate of a company and its price to earnings ratio, and by considering the range of a company's historical relative price to earnings ratio.


     The Adviser seeks to achieve low portfolio turnover resulting from short-term trading of securities. In general, the Adviser sells equity securities for the Growth Fund in favor of other equity securities based on three factors: deteriorating fundamentals, overvaluation and changing the weighting of a security or a sector.

Balanced Fund

     The Balanced Fund's investment objective is to seek long-term capital appreciation and income (i.e., risk-adjusted total return). The Balanced Fund seeks to achieve its investment objective primarily through investments in equity securities, principally common stocks, and through investments in investment grade bonds and other fixed income securities.

     The Balanced Fund is designed for investors seeking long-term capital appreciation with a moderate level of current income, who can tolerate the fluctuations in portfolio value and other risks that accompany equity investments. The level of current income generated by the Balanced Fund is expected to vary from time to time based on the composition of the Fund's assets. In addition to equity securities, the Balanced Fund may invest in investment grade bonds and other fixed income securities including corporate and government securities, repurchase agreements and mortgage-backed securities Under normal market conditions, the Balanced Fund will invest at least 25% of its total assets in fixed income senior securities. The Balanced Fund will focus on intermediate term investment grade bonds with an average dollar-weighted portfolio of three to seven-year maturities with individual maturities ranging from one to 10 years. The Balanced Fund will focus on the securities of companies with medium-to-large market capitalizations with respect to equity and corporate debt securities investments. In selecting equity securities for the Balanced Fund, the Adviser uses the same methods used for the Growth Fund as discussed above.

              IMPLEMENTATION OF POLICIES AND RISKS

     In addition to the general investment policies described above concerning each Fund, the securities and investment techniques which may be used by the Funds are described below. Some of these securities and investment techniques involve special risks, which are described below and in the Funds' SAI.

Equity Securities


     The Funds will invest in equity securities, including common stocks and other equity securities, although each Fund anticipates that its equity securities will consist primarily of common stocks. Other equity securities include depositary receipts, warrants and other securities convertible or exchangeable into common stock. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A Fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have more fluctuations in share price than a Fund that invests a significant portion of its assets in fixed income securities.

Fixed Income Securities

     Fixed Income Securities in General. The Balanced Fund may invest a portion of its assets in a wide variety of fixed income securities, including bonds and other debt securities and non-convertible preferred stocks. Each Fund may hold a limited portion of its assets (generally not to exceed 15% of its total assets) in short-term money market securities. See "Temporary Strategies." Debt securities are obligations of the issuer to pay interest and repay principal. Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by the Balanced Fund as a fixed income security, will generally pay a dividend.


     The value of fixed income securities is affected by changes in market interest rates. If interest rates increase, the value of fixed income securities generally decrease. Similarly, if interest rates decrease, the value of fixed income securities generally increase. Shares in the Balanced Fund are likely to fluctuate in a similar manner. In general, the longer the remaining maturity of a fixed income security, the greater its fluctuations in value based on interest rate changes. Longer-term fixed income securities generally pay a higher interest rate. The Balanced Fund invests in fixed income securities of varying maturities.


     The value of fixed income securities may also be affected by changes in the credit quality of the issuer. Lower-rated fixed income securities generally pay a higher interest rate. Although the Balanced Fund only invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.


     Types   of  Fixed  Income  Securities.   The  fixed   income
securities in which the Balanced Fund may invest include:

          Corporate debt securities, including bonds, debentures and notes;

          U.S. government securities;

          Mortgage and asset-backed securities;

          Preferred stocks;

          Convertible securities;

          Commercial paper (including variable amount master demand notes);

          Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings association and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation); and

          Repurchase agreements.

     Ratings. The Balanced Fund will limit investments in fixed income securities to those that are rated at the time of purchase as investment grade by at least one national rating organization, such as S&P or Moody's, or, if unrated, are determined to be of equivalent quality by the Adviser. Investment grade fixed income securities include:

          U.S. government securities;

          Bonds or bank obligations rated in one of the three highest categories (A- or higher by S&P);

          Short-term notes rated in one of the two highest categories (SP-2 or higher by S&P);

          Commercial paper or short-term bank obligations rated in one of the three highest categories (A-3 or higher by S&P); and

          Repurchase agreements involving investment grade fixed income securities.

Investment grade fixed income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below investment grade, the Adviser will determine what action, if any, should be taken to ensure compliance with the Balanced Fund's investment objective and to ensure that the Balanced Fund will at no time have 5% or more of its net assets invested in non-investment grade debt securities. Additional information concerning securities ratings is contained in the Appendix to the SAI.

     Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities may have different levels of government backing. U.S. Treasury obligations, such as Treasury bills, notes, and bonds are backed by the full faith and credit of the U.S. Treasury. Some U.S. government agency securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other U.S. government securities may be backed by the right of the agency to borrow from the U.S.
Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S. government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S.
government securities will fluctuate based on interest rate changes and other market factors.

     Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent mortgage loans or interests in such loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Mortgage-backed securities are characterized by monthly payments to the holder of the security, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the holders of these securities (such as the Balanced Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 15 or 30 years, the borrowers can and may pay them off sooner. Thus, the holders of these securities frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high interest rate. This means that in times of declining interest rates, some of the Balanced Fund's higher yielding securities might be converted to cash, and the Balanced Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. If the Balanced Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.


     Asset-backed securities have characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests in these loans, but are assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements. Similar to mortgage-backed securities, asset-backed securities are subject to prepayment, which may reduce the overall return to holders (such as the Balanced Fund) of the security. Asset-backed securities may also be subject to the risks relating to the underlying assets, which may be subject to the risk of non-payment, depreciation or damage to the underlying collateral (such as automobiles) or certain other factors. Asset-backed securities may be supported by non-governmental credit enhancements.




     Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment of the interest rate paid on the obligations. These obligations must provide that interest rates are adjusted periodically based on a specified interest rate adjustment index. The adjustment intervals may be regular (ranging from daily to annually) or may be based on certain events (such as a change in the prime rate). The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate and resets periodically, typically every six months. While floating rate securities provide the Balanced Fund with a certain degree of protection against rises in interest rates because of the interest rate reset feature, the Balanced Fund will be subject to any decline in interest rates as well. The Growth Fund may invest in such securities as described under "Temporary Strategies."


     Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and non-bank dealers. In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A Fund may enter into repurchase agreements with respect to any security in which it may invest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Adviser may hold cash and/or invest all or a portion of the Funds' assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions and may include commercial paper, short-term U.S. government securities, repurchase agreements, banker's acceptances, certificates of deposit, time deposits and other short-term fixed-income securities. All money market instruments will be rated investment-grade as defined under "Fixed Income Securities," above.

Foreign Securities and ADRs

     Each Fund may invest up to 15% of its net assets in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other foreign instruments. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. EDRs are European receipts evidencing a similar arrangement. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under the contractual arrangements with the issuer, including reliable financial statements. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign countries are not subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation;
withholding taxes on dividends or interest; less extensive regulation of foreign brokers, securities markets, and issuers; costs incurred in conversions between currencies; possible delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody
charges and brokerage costs, may be higher than those attributable to domestic investment. The value of a Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other political and economic conditions.



Illiquid Securities

     Each Fund may invest up to 10% of its respective net assets in illiquid securities (i.e., securities that are not readily marketable), subject to the limitation that each Fund may only invest up to 5% of its respective net assets in securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act. For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act, repurchase agreements with maturities in excess of seven days and other securities that are not readily marketable. The Board of Directors of the Corporation, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act, such as securities that may be resold to institutional investors under Rule 144A under the Securities Act, may be considered liquid under guidelines adopted by the Board of Directors.

Portfolio Turnover

     A change in the investments held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Each Fund seeks to identify equity securities of companies with long-term growth potential and hold such securities for an extended period, which has the advantage of lower portfolio turnover and capital gains distributions. In addition, the Balanced Fund will generally hold fixed income securities (other than short-term money market securities) for an extended period. Under normal market conditions, the portfolio turnover rate for each Fund is expected to be approximately 20% to 30% and generally will not exceed 50%.

                 FUNDAMENTAL INVESTMENT RESTRICTIONS

     Each Fund has adopted a number of fundamental investment restrictions, which may not be changed without approval by the Funds' shareholders. The Funds' other investment policies may be changed by the Board of Directors without shareholder approval. The following is a summary of some of the Funds' fundamental investment restrictions:

           Diversification: Each Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. government securities) if more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

           Limitation on Borrowing: Each Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. Each Fund may also borrow from other persons to the extent permitted by applicable law.

           Limitation on Lending: Each Fund may not make loans if, as a result, more than 33 1/3% of the Fund's assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements.

           Limitation on Senior Securities: Each Fund will not issue senior securities, except as permitted under the 1940 Act.

           Limitation on Industry Concentration: Each Fund will not invest 25% or more of its total assets in companies in the same industry.

     These fundamental investment restrictions, together with all of the Funds' fundamental investment restrictions and non-fundamental investment policies, are described in greater detail in the Funds' SAI.



                PRIOR PERFORMANCE OF THE ADVISER

     The following table shows the Adviser's historical performance data for a growth composite and a balanced composite managed by the Adviser, for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to the Funds. The growth composite, which has investment objectives, policies and strategies substantially similar to the Growth Fund, includes the Adviser's separate accounts that are fully discretionary, tax-exempt and greater than $250,000. The balanced composite, which has investment objectives, policies and strategies substantially similar to the Balanced Fund, includes the Adviser's separate accounts that are fully discretionary, tax-exempt, greater than $250,000 and have an asset allocation of approximately 55% equity securities, approximately 40% bonds and approximately 5% cash. Accounts which prohibit full discretionary management are excluded from the composites. The separate accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Funds are subject nor to the specific tax restrictions and investment limitations imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code") and
the  1940  Act.   Consequently, the performance results  for  the
Adviser's composites could have been adversely affected if the separate accounts included in the composites had been regulated as investment companies under the federal tax and securities laws.

     The Adviser's performance information has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). All returns presented were calculated on a total return basis and include all dividends and interest, if any, accrued income, if any, and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions, and execution costs paid by the Adviser's private accounts without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. If custodial fees had been included, the Adviser's performance would have been lower. Also excluded from the returns are expenses and fees, including the advisory fee, that an investor in the Funds will bear, since the performance data does not represent the performance of the Funds or an investment therein. If such expenses and fees were included, the Adviser's performance would have been lower. Cash and equivalents are included in performance returns. Total return is calculated monthly in accordance with the "time-weighted" rate of return method provided for by the AIMR standards, accounted for on a trade-date and accrual basis. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions.

     The following data is provided to illustrate the past performance of the Adviser in managing accounts which are substantially similar to the Funds as measured against specified market indices and does not represent the performance of the Funds. Investors should not consider this performance data as an indication of the future performance of the Funds or the Adviser.

               Private Account Performance History

                        Growth Composite

  Year     1st Qtr.      2nd Qtr.      3rd Qtr.      4th Qtr.

  1991*    ____%          ____%         ____%          ____%

  1992     ____%          ____%         ____%          ____%

  1993     ____%          -5.5%          0.5%           4.9%

  1994     -3.6%           0.8%          3.2%           0.3%

  1995      9.7%           8.1%          6.9%           7.3%

  1996      4.9%           6.6%          5.8%           4.3%

  1997      0.7%          19.9%          6.2%           4.7%

  1998     15.8%



                       Balanced Composite

  Year     1st Qtr.      2nd Qtr.      3rd Qtr.     4th Qtr.

  1991*    ____%          ____%         ____%        ____%

  1992     ____%          ____%         ____%        ____%

  1993     ____%          -1.9%          1.4%         2.5%

  1994     -3.0%           0.1%          1.9%         0.2%

  1995      7.2%           6.7%          4.4%         5.6%

  1996      2.0%           3.7%          3.9%         3.4%

  1997      0.2%          12.1%          4.6%         3.6%

  1998      9.5%


* In January 1991, the Adviser commenced management of accounts under the Growth and Balanced investment objectives, policies and strategies substantially similar to the respective Funds.

              Average Annualized Return in Percent

                        Growth Composite

   Period Ending           Adviser's
   March 31, 1998            Growth                  S&P
                           Composite               500(1)
                          Performance

      1 Year                 54.4%                 48.1%

      3 Years                33.5%                 32.9%

      5 Years                21.2%                 22.4%

      From Inception(2)      ____%                 ____%


(1) The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)  January 1, 1991.



                       Balanced Composite


Period Ending     Adviser's      Lehman Brothers
  March 31,        Balanced      Intermediate         S&P 500(2)
    1998          Composite        Govt./ Corp.
                 Performance     Bond Index(1)

  1 Year            33.0%             ____%           48.1%

  3 Years           21.2%             ____%           32.0%

  5 Years           14.0%             ____%           22.4%

  From Inception(3) ____%             ____%           ____%




(1) The Lehman Brothers Intermediate Government/Corporate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities of one to 10 years. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in debt securities.


(2) The S&P 500 is an unmanaged index generally representative of the  U.S.  stock  market.  The index does not reflect  investment
management   fees,  brokerage  commissions  and  other   expenses
associated with investing in equity securities.


(3)  January 1, 1991.

                FUND ORGANIZATION AND MANAGEMENT

Organization

     Each Fund is a series of common stock of a corporation, Badgley Funds, Inc. (the "Corporation"), a Maryland company incorporated on April 28, 1998. The Corporation is authorized to issue shares of common stock in series and classes. Each share of common stock of each Fund is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distributions by the respective series and in the individual assets of the respective Fund in the event of liquidation. Each Fund bears its own expenses and the shareholders of each Fund have exclusive voting rights on matters pertaining to the Fund's Rule 12b-1 plan. No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Corporation will not hold annual shareholders' meetings unless required by the
1940 Act or Maryland law. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Corporation's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Corporation to assist the shareholders in calling such a meeting. As of June 9, 1998, J. Kevin Callaghan and Steven C. Phelps each owned a controlling interest in the Corporation.

Management

     Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The Corporation, on behalf of the Funds, has entered into an Investment Advisory Agreement with the Adviser under which the Adviser manages each of the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors.

Adviser

     The Adviser, 1420 Fifth Avenue, Suite 4400, Seattle, Washington 98101, is a Washington corporation founded in 1966. The Adviser is controlled by several of its officers. Under the Investment Advisory Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00% of the Growth Fund's average daily net assets and 0.90% of the Balanced Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal year ending June 30, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets and that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. Any waiver of fees or reimbursement of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Funds by reduction of the Adviser's fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

     Under the Investment Advisory Agreement, not only is the Adviser responsible for management of each Fund's assets, but also for portfolio transactions and brokerage. Please refer to the SAI for more details. The Adviser has no prior experience advising mutual funds.

     Portfolio   Managers.    The   following   individuals   are
co-managers of the Funds:

     Steven C. Phelps. President and a Director of the Adviser, Mr. Phelps graduated Phi Beta Kappa and magna cum laude from Williams College in 1983 with a degree in political economy and was subsequently awarded a Fulbright Scholarship at the University of Frankfurt, Germany for research on policy issues relating to international monetary coordination. Mr. Phelps joined the Adviser in 1986 after working for two years with
PACCAR,   Inc.  as  a
finance  analyst  and  as  an  independent
researcher on the economics of the transportation industry. Mr. Phelps is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Mitzi W. Carletti. Ms. Carletti received a Bachelor of Arts degree with honors from the University of Puget Sound in 1978. Prior to joining the Adviser as a portfolio manager in 1995, Ms. Carletti worked as a senior research analyst at Frank Russell Company, a pension fund consulting firm, from 1988 until 1995, and as a financial consultant with Merrill Lynch from 1979 to 1988.

     Mark W. Broughton. Mr. Broughton earned a Bachelor of Science degree in finance and a Masters of Business Administration in finance and international finance/business economics from the University of Southern California in 1989 and 1995, respectively. Prior to joining the Adviser in 1996 as a portfolio manager, Mr. Broughton worked as a portfolio associate and research analyst at Provident Investment Counsel for over five years and as an account specialist at State Street Research & Management for one and a half years. Mr. Broughton is a Chartered Financial Analyst and a Chartered Investment Counselor.

Custodian, Transfer Agent and Dividend-Disbursing Agent

     Firstar Trust Company ("Firstar"), Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as custodian of each Fund's assets (the "Custodian") and as dividend-disbursing agent (the "Dividend-Disbursing Agent") and transfer agent for the Funds (the "Transfer Agent").

Administrator

     Pursuant to an Administration Agreement and an Accounting Servicing Agreement, Firstar also performs accounting and certain compliance and tax reporting functions for the Corporation. For these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on each Fund's aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net assets       .06 of 1%*
     Next $500 million of average net assets        .05 of 1%
     Average net assets in excess of $700 million   .03 of 1%
     _____________________________
      *  Subject to a minimum  fee  of $30,000 per Fund.

                       Accounting Services Fees

                                               Growth Fund    Balanced Fund

 First $40 million of average net assets        $22,000         $23,500
 Next $200 million of average net assets       .01 of 1%       .015 of 1%
 Average net assets in excess of $240 million  .005 of 1%       .01 of 1%

Distributor

     Rafferty  Capital  Markets,  Inc.,  550  Mamaroneck  Avenue,
Harrison, New York 10528, acts as distributor of Fund shares (the
"Distributor").

Fund Expenses

     Each Fund is responsible for its own expenses, including interest charges; taxes; brokerage commissions; organizational expenses; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses to existing shareholders; charges  of  custodians;
expenses for accounting, administrative, audit, and legal services; fees for outside directors; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

                     HOW TO PURCHASE SHARES

     Shares of the Funds may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with the Distributor, in its capacity as principal underwriter of shares of the Funds, or through the Distributor directly. Firstar, the Funds' Transfer Agent, may also accept purchase applications.

     Payment for Fund shares should be made by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union. The minimum initial investment in a Fund is $25,000. Subsequent investments of at least $1,000 may be made by mail or by wire. For investors using the Automatic Investment Plan, as described below, the minimum investment is $10,000 with a minimum monthly investment of $250. These minimums can be changed or waived by the Corporation at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Offering Price

     Shares of the Funds are sold on a continual basis at the next offering price (the "Offering Price"), which is the net asset value per share next computed following receipt of an order in proper form (as described below under "Initial Investment" and "Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard Time) on each day the New York Stock Exchange ("NYSE") is open. See "Determination of Net Asset Value."

Initial Investment - Minimum $25,000

     You may purchase Fund shares by completing the enclosed shareholder application and mailing it and a check or money order payable to "Badgley Funds, Inc." to your securities dealer, the Distributor or the Transfer Agent, as the case may be. The minimum initial investment is $25,000. If mailing to the Distributor or Transfer Agent, please send to the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin
53201-0701. In addition, overnight mail should be sent to the following address: Badgley Funds, Inc., Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Corporation does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Corporation. Do not mail letters by overnight courier to the post office box.

     If the securities dealer you have chosen to purchase Fund shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be effected at the Offering Price. Such dealers may also charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your  check  does not clear, you will be charged  a  $20 service fee. You will also be responsible for any losses suffered by the Corporation as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Fund shares are subject to acceptance by the Corporation and are not binding until so accepted. The Corporation reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may also purchase Fund shares by wire. The following instructions should be followed when wiring funds to the Transfer
Agent for the purchase of Fund shares:

          Wire to:          Firstar Bank
          ABA Number        075000022

          Credit:           Firstar Trust Company
          Account           112-952-137

          Further Credit:   Badgley Funds, Inc.
                            (shareholder account number)
                            (shareholder name/account registration)

     Please call 1-877-BADGLEY (1-877-223-4539) prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Corporation is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option on your account, complete the appropriate section in the shareholder application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by Firstar. Purchases must be in amounts of
$250 or more and may not be used for initial purchases of a Fund's shares. To have Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-877-BADGLEY (1-877-223-4539).

Automatic Investment Plan - Minimum $10,000

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in one or more of the Funds from your bank checking or NOW account. The minimum initial investment for investors using the AIP is $10,000. To establish the AIP, complete the appropriate section in the shareholder application. Under certain circumstances (such as discontinuation of the AIP before a Fund's minimum initial investment is reached), the Corporation reserves the right to close the investor's account. Prior to closing any account for failure to reach the minimum initial investment, the Corporation will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the AIP, you may choose to make monthly investments on the days of your choosing (or the next business day thereafter) from your financial institution in amounts of $250 or more. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Corporation in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of ACH.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $1,000

     Additions  to your account may be made by mail or  by  wire.
Any  subsequent  investment must be for at  least  $1,000.   When
making an additional purchase by mail, enclose a check payable to "Badgley Funds, Inc." and the Additional Investment Form provided
on  the  lower  portion of your account statement.   To  make  an
additional purchase by wire, please call 1-877-BADGLEY (1-877-223-
4539) for complete wiring instructions.

                      HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Fund shares at any time at the next determined net asset value. See "Determination of Net Asset Value." No redemption request will become effective until a redemption request is received in proper form (as described below) by Firstar. An investor should contact Firstar for further information concerning redemption of Fund shares. The Corporation normally will mail your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Corporation may hold payment on redemption proceeds until it is reasonably satisfied  that the check has cleared, which may take  up  to  12 days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Corporation of the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Corporation on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $25,000. Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her shares at net asset value to the Transfer Agent: Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Badgley Funds, Inc., Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must (i) be signed exactly as the shares are registered, including the signature of each owner, and (ii) specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent will charge a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. The Corporation does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of redemption requests does not constitute receipt by the Transfer Agent or the Corporation. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Shares of the Funds may also be redeemed by calling the Transfer Agent at 1-877-BADGLEY (1-877-223-4539). Redemption requests by telephone are available for redemptions of $1,000 or more. Redemption requests for less than $1,000 must be in writing. In order to utilize this procedure, an investor must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account via wire or ACH transfer.  Funds sent via ACH are automatically credited  to your account within three business days. There is currently no charge for this service. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of such a change. The Corporation reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemptions may not be modified or canceled.

     The Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine. These procedures may include requiring some form of personal identification prior to acting upon telephone instructions, recording telephonic transactions and/or sending written confirmation of such transactions to investors. Assuming procedures such as the above have been followed, neither the Corporation nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's instructions or for any unauthorized telephone redemption. The Corporation reserves the right to refuse a telephone redemption request if so advised.

Systematic Withdrawal Plan

     You may set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $10,000 in your account and withdraw at least $250 per payment. To establish the systematic withdrawal plan ("SWP"), you must complete the appropriate section in the shareholder application. Redemptions will take place on a monthly, quarterly, semi-annual or annual basis (or the following business day) as indicated on your shareholder application. You may vary the amount or frequency of withdrawal payments or temporarily discontinue them by calling 1-877-BADGLEY (1-877-223-
4539). Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address that appears of record and (iii) any redemption request if a change of address has been received by the Corporation or Transfer Agent within the last 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.


                       EXCHANGE PRIVILEGE

Fund to Fund Exchange

     You may exchange your shares in a Fund for shares in any other Fund of the Corporation at any time by written request or by telephone exchange if you have authorized this privilege in the shareholder application. Exchange requests are available for exchanges of $1,000 or more. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange. No sales charge is imposed on exchanges between Funds; however, a $5 service fee will be charged for each telephone exchange request (no charge is imposed with respect to written exchange requests). Exchange requests should be directed to:
Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For exchange requests delivered in person or by overnight mail, please deliver to Badgley Funds, Inc., Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. To effect a telephone exchange, you may call 1-877-BADGLEY (1-877-223-4539). Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that such exchanges are not disadvantageous to the Funds or their investors. The Corporation reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect. The exchange privilege is only available in states where the securities are registered.

Money Market Exchange

     As a service to our shareholders, the Corporation has established a program whereby our shareholders can exchange shares of any one of the Funds for shares of the Firstar Money Market Funds (the "Firstar Funds"). Exchange requests are available for exchanges of $1,000 or more. The Firstar Funds are no-load money market funds managed by an affiliate of Firstar. The Firstar Funds are unrelated to the Corporation or any of the Funds. However, the Distributor may be compensated by the Firstar Funds for servicing and related services provided in connection with exchanges made by shareholders of the Funds. This exchange privilege is a convenient way to buy shares in money market funds in order to respond to changes in your goals or in market conditions. Before exchanging into the Firstar
Funds, please read the applicable prospectus, which may be obtained by calling 1-877-BADGLEY (1-877-223-4539). As noted above, there is no charge for written exchange requests. Firstar will, however, charge a $5.00 fee for each exchange transaction that is executed via the telephone.

     An  exchange from one Fund to another, including the Firstar
Funds, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

                DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. A Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the fair value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. The Board of Directors may approve the use of pricing services to assist the Funds in the determination of net asset value. Fixed income securities having remaining maturities of 60 days or less when purchased are generally valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

           DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay the Distributor a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee  may  be used by the Distributor  to  pay  costs  of
printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Under the terms of the 12b-1 Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the "Related Agreement"). Payments under the 12b-1 Plan are based upon a percentage of average daily net assets attributable to each Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor, however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be. The Board of Directors reviews each Fund's distribution and shareholder servicing fee payments in connection with their determination as to the continuance of the 12b-1 Plan.

     The 12b-1 Plan, including a form of the Related Agreement, has been unanimously approved by a majority of the Board of Directors of the Corporation, and of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements (the "Disinterested Directors") voting separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable. In addition, the 12b-1 Plan and any Related Agreement may be terminated with respect to either or both Funds at any time, without penalty, by vote of a majority of the outstanding voting securities of the applicable Fund, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor will provide reports to the Board of Directors of the Corporation of all recipients of payments made (and the purposes for which amounts were paid) pursuant to the 12b-1 Plan.

                 INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may establish their own tax-sheltered IRAs.  The
Fund offers two types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue
Service ("IRS") Form.

Traditional IRA

     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In a Roth IRA (sometimes known as the American Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

Simplified Employee Pension Plan

     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The $160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under current IRS regulations, all IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     The Corporation intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis. However, for federal income tax purposes, all dividends paid by the Funds and distributions of net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by a Fund from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The corporation intends to pay dividends from net investment income for the Growth Fund annually and for the Balanced Fund quarterly and to distribute capital gains, if any, at least annually. When a dividend or capital gain is distributed, a Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. An investor may change an election by telephone, subject to certain limitations, by calling the Transfer Agent at 1-877-BADGLEY (1-877-223-4539).

     Investors requesting to have dividends and/or capital gains paid in cash may choose to have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If you do not furnish the Corporation with your correct social security number or taxpayer identification number, the Corporation is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                         YEAR 2000 ISSUE

     The Funds' operations depend on the seamless functioning of computer systems in the financial service industry; including those of the Adviser and Firstar. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Funds.

     The Adviser has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. The Adviser has also been informed that comparable steps are being taken by the Funds' other major service providers. The Adviser does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Funds.

                        FUND PERFORMANCE

     The Funds may from time to time compare their respective investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on several bases, including yield, average annual total return, total return, and cumulative total return.

     Yield is an annualized figure, which means that it is assumed that a Fund generates the same level of net investment income over a one-year period. A Fund's yield is a measure of the net investment incurred per share earned by the Fund over a specific one-month period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period.

     Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Fund's performance over a stated period of time.

DIRECTORS

J. Kevin Callaghan
Steven C. Phelps
Frank S. Bayley
Madelyn B. Smith


PRINCIPAL OFFICERS

Otis P. Heald III (Tres), President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

Badgley, Phelps and Bell, Inc.
1420 Fifth Avenue, Suite 4400
Seattle, Washington  98101

CUSTODIAN, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND-
DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

DISTRIBUTOR

Rafferty Capital Markets, Inc.
550 Mamaroneck Avenue
Harrison, New York 10528

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, Wisconsin  53202

               STATEMENT OF ADDITIONAL INFORMATION

                       BADGLEY FUNDS, INC.
                       Badgley Growth Fund
                      Badgley Balanced Fund

                          P.O. Box 701
                 Milwaukee, Wisconsin 53201-0701
                          1-877-BADGLEY


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the BADGLEY FUNDS, INC. (the "Corporation"), including the Badgley Growth Fund (the "Growth Fund") and the Badgley Balanced Fund (the "Balanced Fund"), each a diversified series of the
Corporation (hereinafter collectively referred to as the "Funds"), dated June ____, 1998. The Prospectus, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.


This Statement of Additional Information is dated June ____, 1998.

                      TABLE OF CONTENTS

                                                         Page No.

INVESTMENT RESTRICTIONS                                      3

INVESTMENT POLICIES AND TECHNIQUES                           4

DIRECTORS AND OFFICERS                                       18

PRINCIPAL SHAREHOLDERS                                       19

INVESTMENT ADVISER                                           20

FUND TRANSACTIONS AND BROKERAGE                              20

CUSTODIAN                                                    21

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                 22

DISTRIBUTOR AND PLAN OF DISTRIBUTION                         22

TAXES                                                        23

DETERMINATION OF NET ASSET VALUE                             23

SHAREHOLDER MEETINGS                                         23

PERFORMANCE INFORMATION                                      23

INDEPENDENT ACCOUNTANTS                                      25

FINANCIAL STATEMENTS                                         25

APPENDIX                                                     A-1



     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated June ____, 1998, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                     INVESTMENT RESTRICTIONS

     The investment objective of the Growth Fund is to seek long-term capital appreciation. The investment objective of the Balanced Fund is to seek long-term capital appreciation and income (i.e., risk-adjusted total return). The Funds' investment objectives and policies are described in detail in the Prospectus under the caption "Investment Objectives and Policies." The following are the Funds' fundamental investment restrictions which cannot be changed without shareholder approval.

Each Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the "1940 Act"), which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. Each Fund may also borrow money from other persons to the extent permitted by applicable law.

3. May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     In addition to the non-fundamental operating policies set forth in the Prospectus, the following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities or more than 5% of its net assets would be invested in securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

     Except for the fundamental investment limitations listed above and each Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Corporation's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

               INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Funds' investment objectives, policies, and techniques that are described in the Prospectus under the captions "Investment Objectives and Policies" and "Implementation of Policies and Risks."

Illiquid Securities

     Each Fund may invest up to 10% of its respective net assets in illiquid securities (i.e., securities that are not readily marketable), subject to the limitation that each Fund may only invest up to 5% of its respective net assets in securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act. For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act, repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Corporation, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act, such as securities that may be resold to institutional investors under Rule 144A under the Securities Act, may be considered liquid under guidelines adopted by the Board of Directors. However, investing in securities which may be resold pursuant to Rule 144A under the Securities Act could have the effect of increasing the level of a Fund's illiquidity to the extent that institutional investors become, for a time, uninterested in purchasing such securities.

     The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such
determinations.   Although no definitive
liquidity  criteria  are
used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Convertible Securities

     Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. The Adviser will limit investments in convertible debt securities to those that are rated at the time of purchase as investment grade by at least one national rating organization, such as S&P or Moody's, or, if unrated, are determined to be of equivalent quality by the Adviser. With respect to the Balanced Fund's investments in convertible securities, the Balanced Fund will only include that portion of convertible senior securities with fixed income characteristics in computing whether the Balanced Fund has at least 25% of its total assets in fixed income convertible securities.

Temporary Strategies

     When the Adviser determines that market conditions warrant a temporary defensive position, a Fund may invest without limitation in cash and money market instruments, including short-term U.S. government securities, commercial paper, repurchase agreements, banker's acceptances, certificates of deposit, time deposits and other short-term fixed-income securities.

Variable- or Floating-Rate Securities

     The Balanced Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more
than  one  year.   Some
securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate demand notes include master demand notes which are obligations that permit the Balanced Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Balanced Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Balanced Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Balanced Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Balanced Fund may invest.


     The Balanced Fund will not invest more than 10% of its net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). See "Investment Policies and Techniques -- Illiquid Securities" and "Investment Restrictions." In addition, each variable- and floating-rate obligation must meet the credit quality requirements applicable to all the Balanced Fund's investments at the time of purchase. When determining whether such an obligation meets the Balanced Fund's credit quality requirements, the Balanced Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement. The Growth Fund may invest in such securities as described under "Temporary Strategies."

Mortgage- and Asset-Backed Securities

     Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

     The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be effected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Balanced Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Balanced Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Balanced Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.



     Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Balanced Fund may invest in such securities if such investment is otherwise consistent with its investment objectives, policies and restrictions.


Repurchase Agreements

     The Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

     The Funds may, with respect to up to 5% of its net assets, engage in reverse repurchase agreements. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Derivative Instruments

     In General. Although it does not currently intend to engage in derivative transactions, each Fund may invest up to 5% of its respective net assets in derivative instruments. Derivative instruments may be used for any lawful purpose consistent with a Fund's investment objective such as hedging or managing risk, but not for speculation. Derivative instruments are commonly defined to include securities or contracts whose value depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

     A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward
contracts.   Options and forward contracts are considered  to  be
the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as
well   as   exchange-traded  futures.   Option-based  derivatives
include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging. A Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, the Fund's portfolio. Derivatives may also be used by a Fund to "lock-in" its realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing Risk. A Fund may also use derivative instruments to manage the risks of the Fund's portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in a Fund's portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange or OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. Over-the-counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.  The use  of  derivative
instruments   involves  risks  and  special   considerations   as
described  below.   Risks  pertaining  to  particular  derivative
instruments are described in the sections that follow.

     (1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Adviser's ability to predict movements of the securities, currencies, and commodities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Adviser's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

     (2) Credit Risk. A Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

     (4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or is closed out. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

     (5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

     General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     The Corporation has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the CEA, the notice of eligibility for the Funds includes representations that each Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. To the extent the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

     The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging a Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of a Fund's assets, as defined under the 1940 Act, the SEC has stated that a Fund may use coverage or the segregation of a Fund's assets. The Funds will also set aside permissible liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases a Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when a Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

     Options. A Fund may use options for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk but not for speculation. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. A Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies, commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include

European,  American,  and
Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     Each Fund may purchase (buy) and write (sell) put and call options and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Investment Policies and Techniques Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Spread Transactions. A Fund may use spread transactions for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. A Fund may use futures contracts for any lawful purpose consistent with the Fund's investment objective such as hedging and managing risk but not for speculation. A Fund may enter into futures contracts, including interest rate, index, and currency futures. Each Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds' hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To the extent required by regulatory authorities, the Funds may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin," consisting of cash, U.S. government securities or other liquid, high-grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transaction, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Foreign Currencies. The Funds may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Funds may use these instruments for hedging or any other lawful purpose consistent with their respective investment objectives, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Funds' use of currency-related derivative instruments will be directly related to a Fund's current or anticipated portfolio securities, and the Funds may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on their portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase.

Conversely,  a
decline in the exchange rate of the currency would adversely effect the value of the portfolio investment expressed in U.S.
dollars.

     For example, a Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased  or  sold  and the date on which  payment  is  made  or received. A Fund also might use currency-related derivative instruments when the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges -- for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In addition, a Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Adviser believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Adviser believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by a Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     A Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments by a Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

     There is no systematic reporting of last sale information for currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that it may sustain a loss as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Funds will enter into transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will, in fact, be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, a Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately-negotiated instrument, a Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Funds will enter into privately-negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Funds will, in fact, be able to enter into such closing transactions.

     The   precise   matching   of  currency-related   derivative
instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There will be a cost to the Funds of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period and the market conditions then prevailing. A Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When required by the SEC guidelines, the Funds will set aside permissible liquid assets in segregated accounts or otherwise cover their respective potential obligations under currency-related derivatives instruments. To the extent a Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The Adviser's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Adviser's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Adviser will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Adviser's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, a Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The Funds' dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Funds reserve the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Funds are not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Adviser. It should also be realized that use of these instruments does not eliminate, or protect against, price movements in the Funds' securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

     Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with each Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Funds may also enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the particular Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account generally consisting of liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated.

     The Funds will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above, the Adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a Fund's investment objective and permitted by the Fund's investment
limitations,   operating  policies,  and  applicable   regulatory
authorities.

Depositary Receipts

     Each Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities or issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. For example, a non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Investment Companies

     The Funds may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Funds invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees and expenses.

Warrants

     Each Fund may invest in warrants, valued at the lower of cost or market value, if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

     Each Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. Selling securities short against the box involves selling a security that a Fund owns or has the right to acquire, for delivery at a specified date in the future. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

                     DIRECTORS AND OFFICERS

     The directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

     *J.  Kevin  Callaghan,  a Director and  Co-Chairman  of  the
Corporation.

     Mr. Callaghan, 40 years old, received a Bachelor of Arts degree in economics and finance from the University of Puget Sound in 1981. Mr. Callaghan has been with the Adviser since 1983 and is currently a portfolio manager with the Adviser.

     *Steven  C.  Phelps,  a  Director  and  Co-Chairman  of  the
Corporation.

     Mr. Phelps, 37 years old, graduated magna cum laude from Williams College in 1983 with a degree in political economy and was awarded a Fulbright Scholarship at the University of Frankfurt, Germany. Mr. Phelps joined the Adviser in 1986 after working for two years with PACCAR, Inc. as an analyst in the treasury department of the finance subsidiary and as an independent researcher in the field of transportation economics. Mr. Phelps is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Frank S. Bayley, a Director of the Corporation.


     Mr. Bayley, 58 years old, earned a Bachelor of Arts degree and a law degree from Harvard University. Mr. Bayley has been a partner with the law firm of Baker & McKenzie since 1986. Mr. Bayley serves as director and co-chairman of C. D. Stimson Company, a private investment company. In addition, Mr. Bayley has been a Trustee of AIM Global Mutual Funds (formerly GT Global Mutual Funds) since 1985.


     Madelyn B. Smith, a Director of the Corporation.


     Ms. Smith, 67 years old, received a Bachelor of Arts degree from the University of Puget Sound in 1970. Prior to retiring, Ms. Smith worked as an analyst and portfolio manager with the Frank Russell Company from 1971 to 1997.

     Otis P. Heald III (Tres), President of the Corporation.

     Mr. Heald, 33 years old, earned a Bachelor of Science degree in finance and real estate from San Francisco State University in 1989 and a Master's of Business Administration in finance from the University of Southern California in 1995. Prior to joining the Adviser as a portfolio manager in 1996, Mr. Heald was a portfolio manager and securities analyst at Wells Fargo/First
Interstate Capital Management. Mr. Heald worked as a credit analyst and commercial lender for four years before entering the investment management industry.

     Lisa P. Guzman, Treasurer and Secretary of the Corporation.

     Ms. Guzman, 43 years old, graduated with honors from the University of Washington in 1977 with a Bachelor of Arts degree and from the University of Puget Sound in 1983 with a Master's of Business Administration. Prior to joining the Adviser in 1990, Ms. Guzman worked for 12 years at PACCAR, Inc., the last four years as cash manager of its finance subsidiary.

     The address for Messrs. Callaghan, Phelps and Heald and Ms. Guzman is Badgley, Phelps and Bell, Inc., 1420 Fifth Avenue, Suite 4400, Seattle, Washington, 98101. The address for Mr. Bayley is Baker & McKenzie, Two Embarcadero Center, 24th Floor, San Francisco, California 94111. The address for Ms. Smith is 9 Forest Glen Drive SW, Tacoma, Washington 98498.


     As of June 9, 1998, officers and directors of the Corporation beneficially owned 10,000 shares of common stock or 100% of the Growth Fund's then outstanding shares and 100% of the Balanced Fund's then outstanding shares. Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of the Adviser do not receive any remuneration from any of the Funds for serving as directors or officers.


     The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such (1):


     Name            Cash             Other            Tota
                 Compensation      Compensatio          l
                      (2)               n

J. Kevin Callaghan  $  0              $0              $ 0

Steven C. Phelps    $  0              $0              $ 0

Frank S. Bayley     $1,000            $0              $1,000

Madelyn B. Smith    $1,000            $0              $1,000
Smith

All   directors     $2,000            $0              $2,000
as a group
(4 persons)

____________________

(1) The amounts indicated are estimates of amounts to be paid by the Corporation.


(2) Each director who is not deemed an "interested person" as defined in the 1940 Act, will receive $250 for each Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith. The Board anticipates holding four meetings during fiscal 1999. Thus, each disinterested director is entitled to up to $1,000 during such time period from the Corporation, plus reasonable expenses.

                     PRINCIPAL SHAREHOLDERS

     As  of June 9, 1998, the following person owned of record or is  known by the Corporation to own of record or beneficially  5%
or more of the outstanding shares of each Fund:

 Name and Address        Fund         No. Shares  Percentage

 J. Kevin Callaghan   Growth Fund        2,500       50%
                      Balanced Fund      2,500       50%

 Steven C. Phelps     Growth Fund        2,500       50%
                      Balanced Fund      2,500       50%

     Based  on  the  foregoing,  as  of  June  9,  1998,  Messrs.
Callaghan and Phelps each owned a controlling interest in the Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.

                       INVESTMENT ADVISER

     Badgley, Phelps and Bell, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is controlled by several of its officers and directors.


     The investment advisory agreement between the Corporation and the Adviser dated as of June 23, 1998 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of each of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the Board of Directors, including a majority of the disinterested directors on June 23,
1998 and by the initial shareholders of each Fund on June 23, 1998. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.


     Under the terms of the Advisory Agreement, the Adviser manages the Funds' investments and business affairs, subject to the supervision of the Corporation's Board of Directors. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Funds. As compensation for its services, the Growth Fund pays the Adviser an annual management fee of 1.00% of its average daily net assets, and the Balanced Fund pays the Adviser an annual management fee of 0.90% of its average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of each Fund were advanced by the Adviser and will be reimbursed by the Funds over a period of not more than 60 months.

     The Adviser has agreed that for the fiscal year ending June 30, 1999, the Adviser will waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that (i) the total operating expenses (on an annual basis) for the Growth Fund do not exceed 1.50% of average daily net assets, and (ii) the total operating expenses (on an annual basis) for the Balanced Fund do not exceed 1.30% of the average daily net assets. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. Any waiver of fees or absorption of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Funds by reduction of the Adviser's fee. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed.

                 FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage business. The Adviser seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Funds means the best net price without regard to the mix between purchase or sale price
and  commission,  if  any.   While
the Adviser  seeks  reasonably
competitive commission rates, the Funds do not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of a Fund's shares.

     Section 28(e) of the Securities Exchange Act of 1934, as amended, ("Section 28(e)"), permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     In selecting brokers or dealers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Funds. The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Such higher commissions will not be paid by the Funds unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.

     The Adviser places portfolio transactions for other advisory accounts managed by the Adviser. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     Each Fund anticipates that its annual portfolio turnover rate will not exceed 50%, and is expected to be between 20% and 30%. The annual portfolio turnover rate indicates changes in a Fund's securities holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of a Fund's shares.

                            CUSTODIAN

     As custodian of the Funds' assets, Firstar Trust Company ("Firstar"), Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, has custody of all securities and cash of each Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Corporation.

          TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar also acts as transfer agent and dividend-disbursing agent for the Funds. Firstar is compensated based on an annual fee per open account of $14 (subject to a minimum annual fee of $16,250 per Fund) plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. Firstar also receives an annual fee per closed account of $14.

              DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under  a  distribution agreement dated June  23,  1998  (the
"Distribution Agreement"), Rafferty Capital Markets, Inc. (the "Distributor") acts as principal distributor of the Funds' shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds' shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. Pursuant to the terms of the Distribution Agreement, the
Distributor bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of Fund shares. All or a portion of the distribution and shareholder servicing fee may be used by the Distributor to pay such expenses under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The Corporation, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which requires it to pay the Distributor, in its capacity as the principal distributor of Fund shares, a distribution and shareholder servicing fee of 0.25% per annum of each Fund's average daily net assets. Under the terms of the 12b-1 Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the "Related Agreement").
Payments under the 12b-1 Plan are based upon a percentage of average daily net units attributable to each Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor, however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be.

Anticipated Benefits to the Funds

     The Board of Directors considered various factors in connection with its decision to approve the 12b-1 Plan, including: (a) the nature and causes of the circumstances which make implementation of the 12b-1 Plan necessary and appropriate;
(b) the way in which the 12b-1 Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Funds; and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Funds.

     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Funds and their respective shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a 12b-1 Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.

                              TAXES

     Each Fund will be treated as a separate entity for federal income tax purposes since the Tax Reform Act of 1986 requires that all portfolios of a series fund be treated as separate taxpayers. As indicated under "Dividends, Capital Gains Distributions, and Tax Treatment" in the Prospectus, each Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Funds' management practices or policies.

     A dividend from net investment income or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.

                DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectus under the same caption, the net asset value of each of the Funds will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The Funds do not determine net asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                      SHAREHOLDER MEETINGS

     Maryland law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act. Shareholders have the right to call an annual meeting upon a vote of 10% of the Corporation's outstanding shares for purposes of voting to remove one or more disinterested directors or to transact any other business. The 1940 Act requires the Corporation to assist the shareholders in calling such a meeting.

                     PERFORMANCE INFORMATION

     As described in the "Fund Performance" section of the Funds' Prospectus, the Funds' historical performance or return may be shown in the form of various performance figures. The Funds' performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Funds' performance include general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1+T)n = ERV

          P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield

     Yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for a Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD=2[(a-b +1)6-1]
                                 cd

  Where:  a  =   dividends and interest earned during the period.
          b  =    expenses accrued for the period (net of
                  reimbursements).
          c  =    the average daily number of shares outstanding
                  during the period that were entitled to receive
                  dividends.
          d  =    the maximum offering price per share on the
                  last day of the period.

Comparisons

     From time to time, in marketing and other Fund literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5 and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks, the NASDAQ Over-the-Counter Composite Index, the Russell 2500 Index and the Lehman Aggregate Bond Index. There are differences and similarities between the investments that the Funds may purchase for their respective portfolios and the investments measured by these indices.

                     INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500,
Milwaukee, Wisconsin 53202, independent accountants for the Funds, audit and report on the Funds' financial statements.

                      FINANCIAL STATEMENTS

     The following financial statements of each of the Funds are contained herein:

          (a)  Report of Independent Accountants.

          (b)  Statement of Assets and Liabilities.

          (c)  Notes to the Financial Statement.

                REPORT OF INDEPENDENT ACCOUNTANTS


   To the Shareholder and Board of Directors of Badgley Funds, Inc.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of each of the portfolios of Badgley Funds, Inc. (the "Funds") at June 10, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audits. We conducted our audits of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


   Price Waterhouse LLP
   Milwaukee, Wisconsin
   June 10, 1998

                       Badgley Funds, Inc.
               Statement of Assets and Liabilities
                          June 10, 1998



                                      Badgley      Badgley
                                       Growth      Balanced
                                        Fund         Fund
ASSETS

Cash                               $   50,000   $   50,000
Unamortized organization expenses      23,754       23,754

    Total Assets                       73,754       73,754

LIABILITIES

Accrued expenses                       23,754       23,754

    Total Liabilities                  23,754       23,754

NET ASSETS                         $   50,000   $   50,000

Capital shares, $0.01 par value;
 indefinite shares authorized
 per portfolio                          5,000        5,000

Net asset value, offering and
redemption price per share
(net assets/shares outstanding)    $    10.00   $    10.00


        The accompanying notes to the financial statement are an integral part of this statement.

                       Badgley Funds, Inc.
                Notes to the Financial Statement
                          June 10, 1998


1.   Organization

  Badgley Funds, Inc. (the "Corporation") was organized as a Maryland company incorporated on April 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, diversified, management investment company, commonly referred to as a mutual fund. The Corporation is currently comprised of two diversified series or portfolios, including the Badgley Growth Fund (the "Growth Fund") and the Badgley Balanced Fund (the "Balanced Fund") (collectively referred to as the "Funds"). The Funds have had no operations other than those relating to organizational matters, including the sale of 5,000 shares for cash in the amount of $50,000 of each of the Growth Fund and the Balanced Fund to capitalize the Funds, which were sold to Badgley, Phelps and Bell, Inc. (the "Adviser") on June 9, 1998.

2.   Significant Accounting Policies

  (a)  Organization Costs
     Costs incurred by the Corporation in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Corporation's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Corporation. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

  (b)  Federal Income Taxes
     Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.

3.   Investment Adviser

  The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00% of the Growth Fund's average daily net assets and 0.90% of the Balanced Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

  For the fiscal year ending June 30, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Growth

  Fund's total operating expenses do not exceed 1.50% of its average daily net assets and that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4.     Distribution and Shareholder Servicing Plan

  The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses.

                            APPENDIX

                       SHORT-TERM RATINGS

        Standard & Poor's Short-Term Debt Credit Ratings


     A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days_including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

     Ratings are graded into several categories, ranging from `A-
1'  for  the  highest quality obligations to `D' for the  lowest.
These categories are as follows:

     A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                 Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated `Prime-1' (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repaying ability will often be evidenced by many of the following characteristics:

            Leading market positions in well-established industries.

            High rates of return on funds employed.

            Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated `Prime-2' (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated `Prime-3' (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

     Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are applied to the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.   Indicates  the   strongest
          capacity  for  timely payment of financial commitments;
          may have an added "+" to denote any exceptionally strong credit feature.

     F-2  Good  credit  quality.   A  satisfactory  capacity  for
          timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

     B    Speculative.   Minimal capacity for timely  payment  of
          financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C    High  default  risk.   Default is a  real  possibility.
          Capacity  for meeting financial commitments  is  solely
          reliant  upon  a  sustained,  favorable  business   and
          economic environment.

     D    Default.  Denotes actual or imminent payment default.

           Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff & Phelps Credit Ratings' short-term debt ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-dealer requirements, specifically capital computation guidelines. These ratings meet Department of Labor ERISA guidelines governing pension and profit sharing investments. State regulators also recognize the ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

            Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

             Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

             Non-investment Grade

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

             Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                        LONG-TERM RATINGS

         Standard & Poor's Long-Term Debt Credit Ratings

     A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment_capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
(2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

     AA   An obligation rated `AA' differs from the highest rated
          obligations  only  in  small  degree.   The   obligor's
          capacity to meet its financial commitment on the obligation is VERY STRONG.

     A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB An obligation rated `BBB' exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated `B' is MORE VULNERABLE to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated `CCC' is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC An obligation rated `CC' is CURRENTLY HIGHLY VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (_): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                 Moody's Long-Term Debt Ratings

     Aaa Bonds which are rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated `Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A Bonds which are rated `A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated `Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated `Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds which are rated `Caa' are of poor standing.  Such issues  may  be  in  default or there  may  be  present
          elements  of  danger  with  respect  to  principal   or
          interest.

     Ca   Bonds  which are rated `Ca' represent obligations which
          are  speculative  in a high degree.   Such  issues  are
          often in default or have other marked shortcomings.

     C Bonds which are rated `C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from `Aa' through `B.' The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are applied to the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

                        Investment Grade

     AAA       Highest credit quality.  `AAA' ratings denote  the
               lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                        Speculative Grade

     BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

     B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C       High  default  risk.   Default  is  a  real
               possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD, DD and  D  Default.  Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

           Duff & Phelps, Inc. Long-Term Debt Ratings

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of `BBB-` and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale. Duff & Phelps Credit Rating claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA       Highest   credit  quality.   The  risk  factors   are
          negligible, being only slightly more
          than for risk-free U.S. Treasury debt.


AA+       High  credit quality.  Protection factors are  strong.
          Risk is modest but may
AA vary slightly from time to time because of economic conditions.
AA-


A+        Protection factors are average but adequate.  However,
A         risk factors are more
A-        variable and greater in periods of economic stress.


BBB+ Below-average protection factors but still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+       Below  investment  grade but  deemed  likely  to  meet
          obligations when due.
BB        Present  or  prospective financial protection  factors
          fluctuate according to
BB-       industry  conditions  or  company  fortunes.   Overall
          quality may move up or
          down frequently within this category.


B+ Below investment grade and possessing risk that obligations will not be met
B when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC       Well  below investment grade securities.  Considerable
          uncertainty exists as to
          timely  payment  of principal, interest  or  preferred
          dividends.
          Protection  factors  are  narrow  and  risk  can   be
          substantial with unfavorable
          economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                             PART C

                        OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (Included in Parts A and B)

               Report of Independent Accountants

               Statement of Assets and Liabilities

               Notes to Statement of Assets and Liabilities

     (b)  Exhibits

          (1)  Registrant's Articles of Incorporation (1)

          (2)  Registrant's By-Laws (1)

          (3)  None

          (4)  None

          (5)  Investment Advisory Agreement

          (6)  Distribution Agreement with Rafferty Capital
               Markets, Inc.

          (7)  None

          (8)  Custodian Agreement with Firstar Trust Company

        (9.1)  Transfer Agency Agreement with Firstar Trust
               Company

        (9.2)  Administration Agreement with Firstar Trust
               Company

        (9.3)  Fund Accounting Agreement with Firstar Trust
               Company

        (9.4)  Fulfillment Servicing Agreement with Firstar
               Trust Company

          (10) Opinion and Consent of Godfrey & Kahn, S.C.

          (11) Consent of Price Waterhouse LLP

          (12) None

        (13.1) Subscription Agreement with Mr. Callaghan

        (13.2) Subscription Agreement with Mr. Phelps

          (14) Individual Retirement Account Disclosure Statement and Custodial Account

        (15.1) Rule 12b-1 Distribution and Shareholder
               Servicing Plan

        (15.2) Form of 12b-1 Related Agreement

          (16) None

          (17) Financial Data Schedule

          (18) None

______________

(1) Incorporated by reference to Registrant's Form N-1A as filed with the Commission on April 30, 1998.

Item  25.   Persons  Controlled by or under Common  Control  with
Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                Number of Record
                                     Holders
    Title of Securities         as of June 9, 1998

     Common  Stock,                     2
     $.01 par value

Item 27.  Indemnification

     Article VI of Registrant's By-Laws provides as follows:

                   ARTICLE VI  INDEMNIFICATION

          The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or, at its request, any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item 28. Business and Other Connections of Investment Adviser and Subadviser

     Besides  serving as investment adviser to private  accounts, the Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and officers is hereby incorporated by reference from the information contained under "Fund Organization and Management -- Management" in the Prospectus.

Item 29.  Principal Underwriters

     (a)  The  Distributor also acts as distributor for The  Home
          State Funds Group.

     (b) The principal business address of Rafferty Capital Markets, Inc. ("Rafferty"), the Registrant's principal underwriter, is 550 Mamaroneck Avenue, Harrison, New York 10528. The following information relates to each director and officer of Rafferty:

                                 Positions
                                And Offices        Positions and Offices
            Name             With Underwriter         With Registrant

      Thomas A. Mulrooney       President                  None

      Derek Park                Vice President             None

      Stephen Sprague           Chief Financial            None
                                Officer and
                                Secretary

     (c)  None.

Item 30.  Location of Accounts and Records

     All  accounts,  books  or  other documents  required  to  be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of Badgley, Phelps and Bell, Inc., Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Trust Company, Mutual Fund Services, Third Floor, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, administrator, and fund accountant.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration
Statement.

Item 32.  Undertakings.

     (a) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of the removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 10th day of June, 1998.

                              BADGLEY FUNDS, INC. (Registrant)


                              By:/s/ Otis P. Heald III
                                 -----------------------------
                                 Otis P. Heald III, President

     Each person whose signature appears below constitutes and appoints Otis P. Heald III, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all pre-effective and post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                  Title                       Date


/s/  Otis P. Heald III    President                  June 10, 1998
-----------------------
Otis P. Heald III


/s/  Lisa P. Guzman       Treasurer and Secretary     June 10, 1998
-----------------------
Lisa P. Guzman


/s/ J. Kevin Callaghan    Director and Co-Chairman    June 10, 1998
-----------------------
J. Kevin Callaghan


/s/ Steven C. Phelps      Director and Co-Chairman    June 10, 1998
-----------------------
Steven C. Phelps


/s/  Frank S. Bayley      Director                    June 10, 1998
-----------------------
Frank S. Bayley


/s/  Madelyn B. Smith     Director                    June 10, 1998
-----------------------
Madelyn B. Smith

                          EXHIBIT INDEX

Exhibit No.    Exhibit

 (1)      Registrant's Articles of Incorporation (1)

 (2)      Registrant's By-Laws (1)

 (3)      None

 (4)      None

 (5)      Investment Advisory Agreement

 (6)      Distribution Agreement with Rafferty Capital Markets, Inc.

 (7)      None

 (8)      Custodian Agreement with Firstar Trust Company

 (9.1)    Transfer Agency Agreement with Firstar Trust Company

 (9.2)    Administration Agreement with Firstar Trust Company

 (9.3)    Fund Accounting Agreement with Firstar Trust Company

 (9.4)    Fulfillment Servicing Agreement with Firstar Trust Company

 (10)     Opinion and Consent of Godfrey & Kahn, S.C.

 (11)     Consent of Price Waterhouse LLP

 (12)     None

 (13.1)   Subscription Agreement with Mr. Callaghan

 (13.2)   Subscription Agreement with Mr. Phelps

 (14)     Individual Retirement Account Disclosure Statement and
          Custodial Account

 (15.1)   Rule 12b-1 Distribution and Shareholder Servicing Plan

 (15.2)   Form of 12b-1 Related Agreement

 (16)     None

 (17)     Financial Data Schedule

 (18)     None

___________________

(1) Incorporated by reference to Registrant's Form N-1A as filed with the Commission on April 30, 1998.